Loans And Allowance For Credit Losses (Changes In Allowance For Credit Losses By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	¥ 1,285,507		¥ 1,240,456		¥ 1,315,615
Provision for credit losses	144,542		223,809		292,035
Charge-offs	144,537		216,799		385,770
Recoveries	31,675		43,429		43,670
Net charge-offs	112,862		173,370		342,100
Others	18,800	[1]	(5,388)	[1]	(25,094)	[1]
Allowance for credit losses, at end of fiscal year	1,335,987		1,285,507		1,240,456
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	984,308		895,611
Provision for credit losses	127,874		181,449
Charge-offs	80,534		126,157
Recoveries	23,410		36,043
Net charge-offs	57,124		90,114
Others	13,405	[1]	(2,638)	[1]
Allowance for credit losses, at end of fiscal year	1,068,463		984,308
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	171,837		165,215
Provision for credit losses	1,302		29,481
Charge-offs	16,283		23,075
Recoveries	353		216
Net charge-offs	15,930		22,859
Allowance for credit losses, at end of fiscal year	157,209		171,837
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	68,903		82,607
Provision for credit losses	12,379		27,883
Charge-offs	32,135		43,073
Recoveries	2,723		1,486
Net charge-offs	29,412		41,587
Allowance for credit losses, at end of fiscal year	51,870		68,903
UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	60,459		97,023
Provision for credit losses	2,987		(15,004)
Charge-offs	15,585		24,494
Recoveries	5,189		5,684
Net charge-offs	10,396		18,810
Others	5,395	[1]	(2,750)	[1]
Allowance for credit losses, at end of fiscal year	¥ 58,445		¥ 60,459

[1]	Others are principally comprised of gains or losses from foreign exchange translation.